Stockholders' Equity - Summary of Legacy Redeemable Convertible Preferred Stock Authorized, Issued, and Outstanding (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity shares authorized		2,865,698	2,865,698
Temporary equity shares issued		2,827,878	2,807,571
Temporary equity shares outstanding		2,827,878	2,807,571
Temporary equity Liquidation preference		$ 6,334	$ 6,079
Series A2redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity shares authorized		7,018,203	7,018,203
Temporary equity shares issued		6,993,693	6,993,693
Temporary equity shares outstanding		6,993,693	6,993,693
Temporary equity Liquidation preference		$ 19,138	$ 18,224
Series A3redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity shares authorized		8,647,679	8,647,679
Temporary equity shares issued		8,629,505	8,629,505
Temporary equity shares outstanding		8,629,505	8,629,505
Temporary equity Liquidation preference		$ 30,544	$ 28,952
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity shares authorized		21,245,353	21,245,353
Temporary equity shares issued		21,245,353	21,245,353
Temporary equity shares outstanding		21,245,353	21,245,353
Temporary equity Liquidation preference		$ 24,017	$ 22,567
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity shares authorized		35,152,184	35,152,184
Temporary equity shares issued		35,092,183	35,092,183
Temporary equity shares outstanding		35,092,183	35,092,183
Temporary equity Liquidation preference		$ 69,595	$ 65,014
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001	$ 0.001
Temporary equity shares authorized		71,019,827	71,019,827
Temporary equity shares issued		60,184,332	60,184,332
Temporary equity shares outstanding		60,184,332	60,184,332
Temporary equity Liquidation preference		$ 122,459	$ 113,736
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001
Temporary equity shares authorized		2,865,698
Temporary equity shares issued		2,827,878
Temporary equity shares outstanding		2,827,878
Temporary equity Liquidation preference	$ 0	$ 6,334
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series A2redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001
Temporary equity shares authorized		7,018,203
Temporary equity shares issued		6,993,693
Temporary equity shares outstanding		6,993,693
Temporary equity Liquidation preference	0	$ 19,138
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series A3redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001
Temporary equity shares authorized		8,647,679
Temporary equity shares issued		8,629,505
Temporary equity shares outstanding		8,629,505
Temporary equity Liquidation preference	0	$ 30,544
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001
Temporary equity shares authorized		21,245,353
Temporary equity shares issued		21,245,353
Temporary equity shares outstanding		21,245,353
Temporary equity Liquidation preference	0	$ 24,017
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001
Temporary equity shares authorized		35,152,184
Temporary equity shares issued		35,092,183
Temporary equity shares outstanding		35,092,183
Temporary equity Liquidation preference	0	$ 69,595
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Legacy Greenlight Redeemable Convertible Preferred Stock [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share		$ 0.001
Temporary equity shares authorized		71,019,827
Temporary equity shares issued		60,184,332
Temporary equity shares outstanding		60,184,332
Temporary equity Liquidation preference	$ 0	$ 122,459